As Filed with the Securities and Exchange Commission on April 24, 2023
Registration Nos. 033-85442
811-08828

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-4
Registration Statement Under the Securities Act Of 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
And
Registration Statement Under the Investment Company Act of 1940
Amendment No. 76	☒
(Check Appropriate Box or Boxes)

New England Variable Annuity Separate Account
(Exact Name of Registrant)
New England Life Insurance Company
(Name of Depositor)
125 High Street, Suite 732, Boston, Massachusetts 02110
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (980) 365-7100

Name and Address of Agent for Service:
NEW ENGLAND LIFE INSURANCE COMPANY
c/o C T Corporation System
155 Federal Street - Suite 700
Suffolk County
Boston, Massachusetts 02116
(617) 757-6400

Copies to:
W. Thomas Conner
Carlton Fields
1025 Thomas Jefferson St, N.W.
Suite 400 West
Washington, DC 20007-5208
Approximate Date of Proposed Public Offering: On May 1, 2023 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Growth Series - I
Individual Flexible and Single Premium Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of
New England Life Insurance Company
125 High Street, Suite 732
Boston, Massachusetts 02110
(800) 435-4117
May 1, 2023
This prospectus describes an individual flexible and single premium variable annuity contract (the “Contract”) offered by New England Life Insurance Company (“NELICO,” the “Company,” or “we” or “us”). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently, the Contract is not available for new sales. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds and, if available, the Fixed Account.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, are not guaranteed by any bank or credit union, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Contracts may be subject to loss of principal.
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Glossary
Account. A subaccount of the Variable Account or the Fixed Account.
Accumulation Unit. An accounting device used to calculate the Contract Value before annuitization.
Annuitant. The person on whose life the Contract is issued.
Annuitization. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.
Annuity Administrative Office. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 4261, Clinton, IA 52733-4261, or any other office that we may designate for the purpose of administering this Contract.
Annuity Unit. An accounting device used to calculate the dollar amount of Annuity payments.
Beneficiary. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.
Company (NELICO, we, us, our). New England Life Insurance Company.
Contract. The individual variable annuity contracts described in this prospectus.
Contract Value. The total value of your investment in the Variable Account and the Fixed Account.
Contract Year. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.
Death Proceeds (prior to annuitization). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the Annuitant if the Contract is not owned by an individual) and election of payment.
Eligible Fund. A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which a subaccount invests. May also be referred to as "Portfolio Company.”
Fixed Account. A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Good Order. A request or transaction generally is considered in “good order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
Maturity Date. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).
Owner (Contract Owner). The person or entity which has all rights under the Contract.
Payee. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.
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Variable Account. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Variable Annuity. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 7 years following a purchase payment, you may be assessed a contingent deferred sales charge (or
Withdrawal Charge) of up to 7% of the purchase payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges
In addition to contingent deferred sales charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Eligible Funds and the Fixed Account.

Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers.
Fee Table and Examples The Contracts – Transfer Privilege
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	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions Appendix A: Eligible Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Investment options (Portfolio Company fees and expenses)[2]	0.38%	1.20%
1 As a percentage of average daily net assets in the subaccounts. The charge shown also includes the annual Administration Contract Charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers, plus any applicable Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.

	Lowest Annual Cost $1,610	Highest Annual Cost $2,291
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals
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	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•If you take an early withdrawal, contingent deferred sales charges may apply that will reduce the value of your Contract.
•The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio
Companies).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Portfolio
Companies and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
NELICO, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks of Investing in the Contract
Restrictions
Investments
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to limit transfers and to charge a transfer fee.
•Special rules may limit the amount that may be transferred from the
Fixed Account during a Contract Year.
•We may limit or prohibit subsequent purchase payments.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.
The Variable Account The Contracts The Fixed Account
Taxes
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59  1∕2.
Federal Income Tax Considerations
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	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contracts
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Replacement of Contracts
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OVERVIEW OF THE CONTRACT
Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in the Eligible Funds and, if available, the Fixed Account (together “investment options”). The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Contract Value (in the form of either withdrawals or annuity payments) for retirement savings or other long-term investment purposes. The Contract has various features and benefits that may be appropriate for you based on your financial situation and objectives, including a death benefit feature which can be used to transfer assets to your Beneficiaries. Because of the contingent deferred sales charge (which may be in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: The accumulation phase and the annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your purchase payments and Contract Value in: (1) the Eligible Funds available under the Contract, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) if available, the Fixed Account option, which offers a guaranteed interest rate.
A list of Eligible Funds in which you can invest is provided in Appendix A.
The annuity phase occurs when you or a designated payee begin receiving regular annuity payments from your Contract. The death benefit terminates without value at the start of the annuity phase. In addition, once the annuity phase begins, you generally may no longer take withdrawals from the Contract. Depending on the annuity payment option you elect, any remaining guarantee may be paid to your beneficiary (or beneficiaries).
Contract Features. The following is a brief description of the Contract’s primary features.
Accessing your Money. Before you annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a contingent deferred sales charge and/or income taxes, including a tax penalty if you are younger than age 59  1∕2.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary(ies) if you die during the accumulation phase.
Additional Services.
•
Dollar Cost Averaging Programs. These programs allow you to systematically transfer a set amount each month among the available investment options. The programs are standard dollar cost averaging and enhanced dollar cost averaging.
•
Asset Rebalancing. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
•
Systematic Withdrawals. This program allows you to receive regular automatic withdrawals from your Contract, provided that each payment must amount to at least $100.
•
Loans for Certain Tax Benefited Retirement Plans. Contract loans may be available to participants or trustees under certain tax qualified retirement plans.
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FEE TABLE AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Transaction Expenses
Contingent Deferred Sales Charge (CDSC or Withdrawal Charge)(1), (2) (as a percentage of each purchase payment)	7%

Transfer Fee(3)	$0
(1)
The contingent deferred sales charge may also apply if you annuitize under a period certain option for a specified period of less than 15 years. The contingent deferred sales charge is a declining percentage of each purchase payment, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)
The contingent deferred sales charge may differ for exchanged Contracts. See “APPENDIX D – Exchanged Contracts” for more information.
(3)
Currently, we do not charge this fee. We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Eligible Fund fees and expenses.

Annual Contract Expenses
Administrative Expenses(1)	$30
Base Contract Expenses(2) (as a percentage of average daily net assets in the sub-accounts)	1.35%
Loan Interest(3)(annual interest rate on outstanding loan amounts)	6.5%
(1)
We call this fee the annual “Administration Contract Charge” in your Contract, as well as other places in this prospectus. We deduct the fee from your Contract Value on each Contract anniversary. We will waive the charge if (1) your Contract Value at the end of the year was at least $50,000, or (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. We will deduct it on a pro rata basis at Annuitization or at the time of a full surrender if it is not on a Contract anniversary. The Administration Contract Charge is not imposed after Annuitization. In the section entitled “Important Information You Should Consider About The Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
(2)
This fee is comprised of two charges that we call the “Administration Asset Charge” and “Mortality and Expense Risk Charge” in your Contract, as well as other places in this prospectus. The Administration Asset Charge is equal to 0.10% and will continue to apply
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after Annuitization. The Mortality and Expense Risk Charge as reflected in this table is equal to 1.25%, and excludes the additional Mortality and Expense Risk Charge of 0.25% on amounts invested in certain subaccounts. Such additional Mortality and Exchange Risk Charges, also referred to as “Platform Charges” in this prospectus, are reflected in Appendix A. The Mortality and Exchange Risk Charge will continue to apply after Annuitization if annuity payments are made on a variable basis. Administration Asset Charges and Mortality and Expense Risk Charges may differ for exchanged Contracts. See “APPENDIX D – Exchanged Contracts” for more information.
(3)
Contract loans may be available to participants or trustees under certain tax qualified retirement plans. Interest charged on an outstanding loan will be 6.5% per year. When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4.5% per year. As such, the net annual interest rate on an outstanding loan is 2.0% per year.
The next table shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Eligible Funds. A complete list of Eligible Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Eligible Fund Expenses
	Minimum	Maximum
Total Annual Eligible Fund Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.20%
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Eligible Fund Expenses.
We have provided two sets of Examples. Both Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. The first Example assumes the most expensive Annual Eligible Fund Expenses. The second Example assumes the least expensive Annual Eligible Fund Expenses.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following:
(1) If you surrender your Contract or Annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a) .......................	$9,580	$12,868	$16,419	$28,529
(b) .......................	$8,760	$10,391	$12,264	$20,108
(2) If you do not surrender your Contract or if you Annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted):
	1 Year	3 Years	5 Years	10 Years
(a) .......................	$2,580	$7,868	$13,419	$28,529
(b) .......................	$1,760	$5,391	$9,264	$20,108
The Examples should not be considered a representation of past or future expenses or annual rates of return of any subaccount. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
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PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Eligible Funds.
Subsequent Purchase Payment Risk. There is no guarantee that you will always be able to make additional purchase payments. We may limit the subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract’s Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86 (83 in New York).
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Variable Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59  1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on NELICO and the Variable Account, as well as individual owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknow threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for NELICO. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other
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operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and death. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent purchase payments, transfers, or withdrawals, based on your individual circumstances.
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The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. The Company’s executive offices are located at 125 High Street, Suite 732, Boston, Massachusetts 02110.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and annuity payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
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Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. See the prospectuses for the Eligible Funds for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Information regarding each Eligible Fund, including its name, a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus. Each Eligible Fund has issued a prospectus that contains more detailed information about the Eligible Fund.
You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF2. You can also request copies of this information at no cost by calling 1-833-208-3018 or sending an email request to rcg@brighthousefinancial.com.
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Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.
Guaranteed Option
You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See “The Fixed Account” for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.
The Contracts
The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code").
We will issue the Contract to an individual through the age of 85 (through age 84 in New York and Pennsylvania). We will issue the Contract to joint contract owners through the age of 80 based on the older contract owner.
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Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
•
When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•
For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
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For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
•
We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
•
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
•
We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
No subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.
Ten-Day Right to Review
Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your
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Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.
Employee Version
The Contract generally does not provide for purchase payment credits (sometimes called “bonus” credits). However, prior to 2011 we made available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility or terms of the employee version.
Allocation of Purchase Payments
You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of purchase payments.)
Contract Value and Accumulation Unit Value
We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.
The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.60% of the average daily net asset value of the American Funds The Bond Fund of America Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.35% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption “Net Investment Factor” in the Statement of Additional Information.
If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See “The Fixed Account.”) If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)
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Payment on Death Prior to Annuitization
Prior to annuitization, your Contract’s Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
The Contract’s Death Proceeds at any time will be the greater of:
(1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;
(2) the minimum guaranteed death benefit.
During the first seven years of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the seventh anniversary of your Contract and on each seven year anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:
(1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;
(2) the Contract Value on the date of recalculation.
The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (seventh anniversary) date, or until you make a purchase payment or surrender.
For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

Example:
Assume that we issue a Contract with a $10,000 purchase payment on 5/1/01. No further purchase payments are made and during the first seven Contract Years, no partial surrenders are made. During the first seven Contract Years, the minimum guaranteed death benefit is $10,000. Assume that on the Contract
Anniversary on 5/1/08, the Contract Value is $25,000. The minimum guaranteed death benefit is reset on that date to $25,000.

Assume that the Contract Value increases to $27,000 by 1/1/09, and that you request a partial surrender of
20% of your Contract Value, or $5,400, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $20,000 [$25,000- .20($25,000)].

Assume that on 6/15/09 the Contract Value has decreased to $18,000. The minimum guaranteed death benefit remains at $20,000 and the Death Proceeds payable on 6/15/09 are $20,000.
Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see “Annuity Options”). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant’s lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.
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If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. If the Beneficiary does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, and the Beneficiary is eligible for either the Beneficiary Continuation or the Spousal Continuation provision, we will continue the Contract under the applicable provision.
There are similar rules for distributions on the death of the Annuitant under tax qualified plans (including IRAs), but those rules differ in certain material respects. For example, a 10-year payout requirement may apply instead of a five-year payout requirement, and only certain categories of Beneficiaries may be eligible to receive distributions over their life, life expectancy, or any period exceeding 10 years. Likewise, the annuity options that will comply with the tax law may be different for the Qualified Contracts. However, for such Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death (rather than within one year of death). You should consult your tax adviser about the tax rules applicable to your situation. However, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached the age at which required minimum distributions must begin, which may be more or less than ten years after the Annuitant’s death. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.
If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.
—Beneficiary Continuation
Since tax law generally requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. In the case of a Qualified Contract, the tax law may require the Death Proceeds to be distributed within 10 years after the applicable death (rather than five years). In Cases where federal tax law requires the entire interest in the Contract to be distributed within a specified timeframe (such as 10 years following an applicable death), we may pat such distributions more rapidly. Any distribution options made available must comply with applicable tax law, the provisions of the Contract and our administrative rules. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax Qualified Contracts) in order for the Contract to be continued by any Beneficiary.
If the Beneficiary does not make an election within 90 days after we receive due proof of death, we will continue the Contract under the Beneficiary Continuation provision for a period ending five years after the date of death, subject to the Contract and as permitted by tax law. If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet our published minimum, however, we will pay the Death Proceeds in a single sum unless the Beneficiary elects an annuity payment option within 90 days after we receive due proof of death.
The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the
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Annuitant), we will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary’s death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.
—Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:
(1) to receive the Death Proceeds either in one sum or under a permitted payment option;
(2) to continue the Contract under the Beneficiary Continuation provision; or
(3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).
If the surviving spouse does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, we will automatically continue the Contract under the Spousal Continuation provision if our rules permit, and the surviving spouse will not be able to receive the Death Proceeds at that time. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.
For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.
If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of gender.
Transfer Privilege
—General
Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, “Tax Status of the Contract.”

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Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. The transfer fee would compensate us generally for the costs of processing transfers. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)
Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional
Information.
We may be required to suspend the right to transfers in certain circumstances (see “THE CONTRACTS—Suspension of Payments”).
We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.
See “Requests and Elections” for information regarding transfers made by written request, by telephone or by Internet.
We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
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Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and
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procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.
For example, you can instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Eligible Fund that you have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
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You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in “THE CONTRACTS—Allocation of Purchase Payments.” Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix B for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)
Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.
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Certain rules and limitations may apply to the purchase payments you can allocate.
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Amounts in a Guaranteed Account cannot be used as collateral for a loan.
Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.
The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.
If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).
We will also terminate the program when we receive notice of your death.
Contact your agent for more information.
Asset Rebalancing
We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when
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available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.
For example, assume that you want your initial purchase payment split between two Eligible Funds. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Hypothetically, over the next 2  1∕2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don’t count transfers made under an asset rebalancing program for purposes of the transfer rules described above.
Surrenders
Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:
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any applicable Contingent Deferred Sales Charge;
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a pro rata portion of the Administration Contract Charge (on a full surrender only);
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a premium tax charge (in certain states only); and
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any outstanding loan plus accrued interest (on a full surrender only).
See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” and “Loan Provision for Certain Tax Benefited Retirement Plans” for a description of these charges and when they apply.
Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.
The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant’s death, retirement, or termination of employment in all Texas public institutions of higher education.
Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1∕2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See “Federal Income Tax Considerations.”)
Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See “Federal Income Tax Considerations.”)
How to surrender.
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You must submit a request to our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of requests at our annuity administrative office.)
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You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
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You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).
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We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner’s death; provided, however, that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See “Suspension of Payments.”) We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in “Contingent Deferred Sales Charge” (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.
Systematic Withdrawals
Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month and we will send it to you either by mail or directly into a bank account on file. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See “Contingent Deferred Sales Charge.”)
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If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.
If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.
You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.
The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.
Loan Provision for Certain Tax Benefited Retirement Plans
Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.
We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.
When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1∕ 2% per year. We will credit this earned interest to your Contract’s sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.
Under current rules, interest charged on the loan will be 6 1∕2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account’s investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.
You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.
Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to “FEDERAL INCOME TAX CONSIDERATIONS”—Taxation of Qualified Contracts” in this prospectus.
If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us
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under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.
Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.
We will provide further information regarding loans upon request.
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.
These rights include the right to:
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change the Beneficiary (see also, “Abandoned Property Requirements” below)
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assign the Contract (subject to limitations)
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change the payment option
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exercise all other rights, benefits, options and privileges allowed by the Contract or us.
For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.
Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.
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Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under “Federal Income Tax Considerations” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.
If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract), the date the death benefit is due and payable, or such other date as required by state law. Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see “Requests and Elections” below).
Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Direct your requests and elections under your Contract, and inquiries about your Contract, to us to the Annuity Administrative Office provided below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
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By Telephone (833) 208-3018, between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
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Through your financial representative
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In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 4261, Clinton, IA 52733-4261
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By fax 877-319-2495
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For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.
For Contracts currently receiving annuity payments, servicing requests and communications may be made:
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By Telephone (888) 243-1932
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By fax (877) 245-2964
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In writing for claims related communications to New England Life Insurance Company, Attn: Pano 2, P.O. Box 305074, Nashville, TN 37230-5074 or
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In writing for all other servicing requests and communications for Contracts currently receiving annuity payments to New England Life Insurance Company, Attn: Pano 2, P.O. Box 305073, Nashville, TN 37230-5073
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If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.
A recording of daily unit values is available by calling (833) 208-3018.
We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
Confirming Transactions
We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
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Administration Charges, Contingent
Deferred Sales Charge and Other Deductions
We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:
•
Administration Contract Charge
•
Administration Asset Charge
•
Mortality and Expense Risk Charge
•
Contingent Deferred Sales Charge
•
Premium Tax Charge and Other Expenses
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see “Annual Eligible Fund Operating Expenses.”
Administration Contract Charge
The annual Administration Contract Charge (referred to as “Administrative Expenses” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) generally compensates us for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.
We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)
Administration Asset Charge
The Administration Asset Charge (referred to as a “Base Contract Expense” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge (referred to as a “Base Contract Expense” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) from the Variable Account. The charge is at an annual rate of 1.50% of the daily net assets of the American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.25% of the daily net assets of each other sub-account. The additional Mortality and Expense Risk Charge of 0.25%, also referred to as a
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“Platform Charge” in this prospectus, for selecting the American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account or American Funds Global Small Capitalization Sub-Account for investment is reflected in Appendix A.
We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See “Annuity Payments.”)
If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.
We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.08% for the Subaccount investing in Brighthouse/Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio (Class B).
Contingent Deferred Sales Charge (or Withdrawal Charge)
We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events (“CDSC events”). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in Pennsylvania or New York, the Maturity Date if at that date a purchase payment has been invested for less than seven years.
When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, you may choose to have the Contingent Deferred Sales Charge deducted from the Contract Value remaining after deduction of the amount you requested, or from the amount withdrawn. If you choose to have the charge deducted from the amount withdrawn, you would receive less than the dollar amount you requested. If you choose to have the charge deducted from the remaining Contract Value, you would receive the full dollar amount you requested, however, this may result in a higher Contingent Deferred Sales Charge because the charge would be based on a larger total dollar amount withdrawn from your Contract Value. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.
The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
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In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.
In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

Example:	Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1	$12,500	$14,000	$4,000	$1,250	$4,000
Situation 2	$11,000	$10,000	$0	$1,100	$1,100
We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a “first-in, first-out” basis. That is, we will withdraw your purchase payments in the order you made them.

Example:
Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
$10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1: $7,000 partial surrender on 12/1/ 12	$22,000	$25,000	$5,000	$2,200	$5,000

The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining
$2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent
Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 2: $25,000 surrender on 1/1/14	$30,000	$33,000	$13,000	$3,000	$13,000

The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining
$12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 +
4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred
Sales Charge (assuming no further purchase payments were made) would be $8,000.

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Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.
If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.
Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:
•
After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under “Annuity Options”), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix C.)
•
If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.
•
On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state. For example, assume you purchased the Contract and you become terminally ill and then request to take a withdrawal that would have normally been subject to a 7% contingent deferred sales charge. In that instance, if you satisfy the conditions of the waiver, we would not impose that contingent deferred sales charge that would have otherwise applied to that withdrawal.
•
If under the Spousal Continuation provision the Contract’s Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made. This waiver of the Contingent Deferred Sales Charge will not apply, however, if we issued your Contract in New York or Pennsylvania.
•
On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Income Tax Considerations—Taxation of Qualified Contracts.”)
We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.
Premium and Other Tax Charge
Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial
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surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Deductions for state premium tax charges currently range from  1∕2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts.
We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
Eligible Fund Expenses
Charges deducted from and expenses paid out of the assets of the Eligible Funds are described in the prospectuses for the Eligible Funds. These deductions and expenses are not charges under the terms of the Contract, but are represented in the share values of each Eligible Fund.
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
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Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable, subject to the requirements of the Internal Revenue Code. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
The amount of any annuity payment will depend on the amount applied to purchase the annuity and the applicable rates. If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2∕3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. This option may not be suitable for Qualifed Contracts. You should consult your tax adviser. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2∕3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
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*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects.  For example, if you die after annuity payments have already begun under a Non-Qualified Contract, any remaining annuity payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•
The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1∕2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•
The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1∕2.
•
The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, an endorsement attached to your Contract, and federal tax law which, among other things, may (1) restrict payment to the life expectancy of the payee, (2) limit the categories of beneficiaries who can be joint annuitants or payees under a joint and survivor option, (3) limit the choice of percentage reduction in payments under a joint and survivor option, and (4) limit the duration of any period certain (including a period certain combined with a life or joint and survivor option). In addition, these federal tax rules may also limit the use in Qualified contracts of annuity payment options that contain a commutation feature. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
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See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.
We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
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BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month among the Eligible Funds and the Fixed Account, if available	Standard	No Charge	N/A	•Available only during the accumulation phase •We currently restrict the amount of Contract Value you may transfer from the Fixed Account
Enhanced Dollar Cost Averaging (EDCA) Program	Allows you to systematically transfer amounts from the Guaranteed Account in the general account to any available Eligible Funds you select during a six or twelve month duration	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Transfers only available from
the Guaranteed Account
•Generally only available for
new purchase payments or
portions thereof
•Amounts in Guaranteed
Account cannot be used as
collateral for a Contract loan

Asset Rebalancing	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the accumulation phase •The Fixed Account is not available for asset rebalancing
Systematic Withdrawals	Allows you to set up an automatic withdrawals from your Contract on a monthly basis	Standard	No Charge	N/A	•Each payment must be at least $100 •Automatic withdrawals of only investment gain not available with Contract loans
Terminal Illness / Nursing Home Confinement / Permanent Disability Waiver	Allows you to withdraw Contract Value without a contingent deferred sales charge	Standard	No Charge	N/A	•Only available if not over age 65 on Contract issue date •Must meet conditions of the waiver •Nursing home confinement must be for at least 90 days
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Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Standard Death Benefit	Pays a death benefit at least equal to the greater of the Contract Value or the minimum guaranteed death benefit	Standard	No Charge	N/A
•Withdrawals may
proportionately reduce the
benefit, and such reductions
could be significant
•No potential semi-annual
increases to minimum
guaranteed death benefit
after age 76 (or age 71 of the
oldest joint owner)
•Loans reduce the benefit,
perhaps significantly

Loans for Certain Tax Benefited Retirement Plans	Allows for a loan to be taken under the Contract against Contract Value	Standard	6.5% gross annual interest rate on outstanding loan amounts	2.0% net annual interest rate on outstanding loan amounts
•May be available only to
participants under tax-exempt
organizations pursuant to
Section 403(b) of the Internal
Revenue Code not subject to
ERISA and to trustees of
tax-qualified retirement plans
•May not be available in all
states
•May not be available in all
states
•Portion of Contract Value
equal to outstanding loan
amounts is held as collateral
in our general account and
earns interest
•Most loans must be repaid
within 5 years in equal
monthly installments
•Loans reduce Contract Value
and the death benefit,
perhaps significantly
•May not be able to take
partial surrenders if you have
an outstanding loan

Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1. Plans qualified under Section 401(a) or 403(a) of the Code (“Qualified Plans”);
2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which
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are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Introduction
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1∕2, a federal tax penalty may apply.
Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we
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believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1∕2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59 1∕2;
•
made on or after the death of an Owner;
•
attributable to the taxpayer’s disability;
•
made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•
under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.
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Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The 10% additional tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payments before age 59 1∕2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1∕2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1∕2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
1. the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2. the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued
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benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Penalty Tax on Certain Withdrawals. A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan. Exceptions to the early distribution penalty for Qualified Contracts include withdrawals or distributions made:
•
on account of the taxpayer’s death or disability;
•
as part of a series of substantially equal periodic payments payable for the life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary and (in the case of certain employer-sponsored qualified plans) the taxpayer is separated from employment;
•
on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
•
pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
•
to pay IRS levies (and made after December 31, 1999);
•
to pay deductible medical expenses; or
•
in the case of IRAs only, to pay for medical insurance (if the taxpayer is unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. Other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute an “early” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payments before age 59 1∕2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2023, $6,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. Contribution limits are subject to cost-of-living adjustments in future years. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1∕2 unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the original form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
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SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $15,500 for 2023. Additional “catch-up contributions” may be made by individuals age 50 or over. Contribution limits are subject to cost-of-living adjustments in future years. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1∕2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. You may contribute to a Roth IRA if your modified adjusted gross income does not exceed certain limits. If your contributions exceed limits permitted under the tax law, you may be subject to a tax penalty. Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA, and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code generally may allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1∕2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Additional details and other special rules or exceptions may apply under the Code and your 403(b) plan. You should consult with your tax adviser before making a withdrawal from your Contract.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to,
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the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits. For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained the Applicable Age (as defined in the chart below), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Applicable Age for Required Minimum Distributions (RMD). As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” Is..
Were born on or before June 30, 1949	70 1/2
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If you…	Your “Applicable Age” Is..
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73*
Attain age 74 on or after January 1, 2033	75*
*If you were born in 1959, you should consult your tax adviser regarding your “Applicable Age,” because it is not clear under the SECURE 2.0 Act Whether your Applicable Age is age 73 or age 75
Required Minimum Distributions (“RMDs”) During the Owner’s Life. Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of an up to 25% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach the Applicable Age, or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain the Applicable Age, even if you have not retired, taking your first distribution no later than April 1 of the year after you reach the Applicable Age.
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining the Applicable Age.
A tax penalty of up to 25% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the up to 25% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding. Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
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“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•
The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1∕2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•
The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1∕2.
•
The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value
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of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations. As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distributions (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “early” distributions which may also provide for the ability to recontribute such early distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
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Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
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A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
REPLACEMENT OF Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
The Fixed Account
The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our general account consists of all assets owned by us other than those in the Variable Account and the Company’s other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of
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Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.
Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.
Contract Value and Fixed Account Transactions
A Contract’s total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company’s general account (but outside the Fixed Account) which is the result of a Contract loan.
Amounts you surrender from the Fixed Account will be on a “first-in, first-out” basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a “last-in, first-out” basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).
Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
For more information on the Fixed Account please refer to the Statement of Additional Information.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
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Financial Statements
Our financial statements and the financial statements of the Variable Account have been included in the Statement of Additional Information.
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APPENDIX A
Eligible Funds Available Under the Contract
The following is a list of Eligible Funds under the Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds , which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF2. You can also request this information at no cost by calling 1-833-208-3018 or sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges (also referred to as an additional Mortality and Expense Risk Charge in your Contract). Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.91%	0.25%	1.16%	-29.55%	2.79%	6.84%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	0.25%	0.84%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	-16.50%	7.83%	11.54%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.46%	0.25%	0.71%	-12.58%	0.76%	1.36%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	None	0.96%	-16.76%	4.29%	6.85%
A-1

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	None	0.99%	-18.52%	5.17%	8.43%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.93%	None	0.93%	-14.63%	3.48%	5.54%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.98%	None	0.98%	-20.15%	5.16%	8.67%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	None	0.72%	-4.74%	0.50%	0.85%
Seeks long-term capital appreciation.	Brighthouse/ Wellington Large Cap Research Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	None	0.79%	-19.21%	8.55%	12.18%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.89%	None	0.89%	-24.99%	1.77%	3.50%
A-2

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	None	0.87%	-15.93%	-1.85%	4.25%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-31.84%	2.79%	7.78%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	None	1.06%	-35.15%	4.23%	9.83%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	None	1.03%	-23.30%	3.95%	6.73%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	None	0.57%	-27.86%	5.54%	10.34%
A-3

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	None	0.89%	-17.57%	2.81%	4.75%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	None	0.90%	-62.52%	5.49%	8.36%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.02%	None	1.02%	-11.88%	1.83%	0.73%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.74%	None	0.74%	-14.56%	-0.22%	0.81%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	None	0.79%	-15.38%	3.33%	5.40%
A-4

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.82%	None	0.82%	-15.87%	4.13%	6.64%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	None	0.95%	-22.53%	7.19%	11.91%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	None	0.84%	-2.70%	9.85%	10.16%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	None	0.73%	-28.60%	-0.23%	4.45%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	None	0.38%	-14.15%	0.32%	1.55%
A-5

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	None	0.63%	-37.61%	7.68%	11.66%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	None	0.36%	1.44%	1.12%	0.68%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.88%	None	0.88%	-12.69%	1.53%	2.71%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.87%	None	0.87%	-13.84%	2.58%	4.38%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.90%	None	0.90%	-15.33%	3.69%	6.07%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	None	0.93%	-17.97%	4.52%	7.53%
A-6

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.76%	None	0.76%	-12.62%	4.82%	8.29%
Seeks long-term capital appreciation with some current income.	Brighthouse/ Wellington Balanced Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	None	0.77%	-17.31%	5.41%	8.03%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/ Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	None	0.61%	-5.08%	11.45%	12.78%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	None	0.95%	-28.33%	6.13%	10.30%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	None	0.54%	-38.87%	8.40%	13.05%
A-7

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	None	0.88%	-15.06%	5.32%	9.89%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	None	1.11%	-23.10%	7.49%	11.34%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	None	0.52%	-13.31%	-0.44%	0.57%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	None	0.54%	-13.44%	6.19%	10.24%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	None	0.63%	-14.64%	1.16%	4.13%
A-8

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	None	0.56%	-20.44%	3.84%	8.73%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	None	0.51%	-18.51%	8.88%	12.00%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-9.77%	5.03%	7.23%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	None	0.56%	-5.98%	7.51%	11.28%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	None	0.80%	-19.15%	7.70%	10.74%
A-9

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	None	0.82%	-40.67%	4.65%	11.00%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	None	0.75%	-22.34%	5.84%	11.07%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.55%	None	0.55%	-16.66%	0.18%	2.19%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.80%	None	0.80%	-16.93%	-0.07%	1.94%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.49%	None	0.49%	-9.01%	0.19%	0.68%
§
We reserve the right to impose a Platform Charge on any Fund option that we add in the future, not to exceed an annual rate of 0.25%.
A-10

#
Certain Eligible Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.
‡
This Eligible Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
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APPENDIX B
Consumer Tips
Dollar Cost Averaging
Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.
Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.
If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.
Diversification
Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.
B-1

Miscellaneous
Toll-free telephone service:	—	Fund transfers and changes of future purchase payment allocations can be made by calling (883) 208-3018.

Written Communications:	—
All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:

New England Life Insurance Company c/o Annuity Administrative Office P.O. Box 4261 Clinton, IA 52733-4261 Fax: (877) 319-2495
	—	For Contracts currently receiving annuity payments, general service communications and inquiries should be directed to:
New England Life Insurance Company Attn: Pano 2 P.O. Box 305073 Nashville, TN 37230-5073 phone: (888) 243-1932 fax: (877) 245-2964
	—	For Contracts currently receiving annuity payments, claims related communications should be directed to:
New England Life Insurance Company Attn: Pano 2 P.O. Box 305074 Nashville, TN 37230-5073 phone: (888) 243-1932 fax: (877) 245-2964

Internet Communications	—	Fund transfers and future allocations can be made at www.brighthousefinancial.com
B-2

APPENDIX C
Contingent Deferred Sales Charge
The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section “Contingent Deferred Sales Charge,” no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.
As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).
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APPENDIX D
Exchanged Contracts
Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a “new contract”), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We are the issuer of the American Growth Series Contract. MetLife was the issuer of the old contracts. We are not affiliated with MetLife. MetLife does not guarantee our obligations.
The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see “Payment on Death Prior to Annuitization,” “Systematic Withdrawals,” and “Investments of the Variable Account.” In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see “The Fixed Account.” If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see “Waiver of the Contingent Deferred Sales Charge” under “Contingent Deferred Sales Charge.” This benefit may not be available in all states.
If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)
If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.
D-1

Charges under Contracts Purchased by Exchanging a Fund I, Preference or Zenith Accumulator Contract
	CDSC	Asset-Based (Mortality & Expense and Admin. Asset Charge)	Administration Contract Charge	Other
American Growth Series - I (AGS)	7% of purchase payments; declining to 0% after 7 years	1.35% (1.60% for certain Sub-accounts)	$30 (or 2% of total Contract Value if less) —waiver may apply	premium tax charge on purchase payments in South Dakota is paid by us and recovered later
Fund I	—none on exchange —subsequent purchase payments will have AGS’s CDSC	.95%	3% of first $46 2% of excess (amounts will be lower for single purchase payment contracts)	premium tax charge taken from purchase payments in South Dakota —Sales Charge —maximum 6%
Preference	—none on exchange —subsequent purchase payments will have AGS’s CDSC	1.25% (mortality and expense only; no Administration Asset Charge)	$30 —no waiver	premium tax charge taken from purchase payments in South Dakota
Zenith Accumulator	—none on exchange —will apply on subsequent withdrawal from AGS using the time table for Zenith Accumulator —10 year, 6.5% (of Contract Value) declining CDSC if you have a Zenith Accumulator Contract —subsequent purchase payments will have AGS’s CDSC	1.35% (1.60% for certain Sub-accounts)	$30	premium tax charge taken from purchase payments in South Dakota
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The Statement of Additional Information (“SAI”) dated May 1, 2023 includes additional information about the Variable Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract, and to make other investor inquiries, call us at 1-833-208-3018.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000013335

American Growth Series
Individual Flexible Premium Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of
New England Life Insurance Company
125 High Street, Suite 732
Boston, Massachusetts 02110
(800) 435-4117
May 1, 2023
This prospectus describes an individual flexible premium variable annuity contract (the “Contract”) offered by New England Life Insurance Company (“NELICO,” the “Company,” or “we” or “us”). The Contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently, the Contract is not available for new sales. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds and, if available, the Fixed Account.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, are not guaranteed by any bank or credit union, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Contracts may be subject to loss of principal.

Glossary
Account. A subaccount of the Variable Account or the Fixed Account.
Accumulation Unit. An accounting device used to calculate the Contract Value before annuitization.
Annuitant. The person on whose life the Contract is issued.
Annuitization. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.
Annuity Administrative Office. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 4261, Clinton, IA 52733-4261, or any other office that we may designate for the purpose of administering this Contract.
Annuity Unit. An accounting device used to calculate the dollar amount of Annuity payments.
Beneficiary. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.
Company (NELICO, we, us, our). New England Life Insurance Company.
Contract. The individual variable annuity contracts described in this prospectus.
Contract Value. The total value of your investment in the Variable Account and the Fixed Account.
Contract Year. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.
Death Proceeds (prior to annuitization). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the Annuitant if the Contract is not owned by an individual) and election of payment.
Eligible Fund. A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which a subaccount invests. May also be referred to as "Portfolio Company.”
Fixed Account. A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Good Order. A request or transaction generally is considered in “good order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
Maturity Date. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).
Owner (Contract Owner). The person or entity which has all rights under the Contract.
Payee. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.

Variable Account. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Variable Annuity. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 7 years following a purchase payment, you may be assessed a contingent deferred sales charge (or
Withdrawal Charge) of up to 7% of the purchase payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges
In addition to contingent deferred sales charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Eligible Funds and the Fixed Account.

Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers.
Fee Table and Examples The Contracts – Transfer Privilege

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Administration Charges, Contingent Deferred Sales Charge and Other Deductions Appendix A: Eligible FundsAvailable Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.47%	1.47%
	Investment options (Portfolio Company fees and expenses)[2]	0.38%	1.20%
1 As a percentage of average daily net assets in the subaccounts. The charge shown also includes the annual Administration Contract Charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers, plus any applicable Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.

	Lowest Annual Cost $1,653	Highest Annual Cost $2,331
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional purchase payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•If you take an early withdrawal, contingent deferred sales charges may apply that will reduce the value of your Contract.
•The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio
Companies).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
NELICO, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks of Investing in the Contract
Restrictions
Investments
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to limit transfers and to charge a transfer fee.
•Special rules may limit the amount that may be transferred from the
Fixed Account during a Contract Year.
•We may limit or prohibit subsequent purchase payments.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.
The Variable Account The Contracts The Fixed Account
Taxes
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59  1∕2.
Federal Income Tax Considerations

	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contracts
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Replacement of Contracts

OVERVIEW OF THE CONTRACT
Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in the Eligible Funds and, if available, the Fixed Account (together “investment options”). The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Contract Value (in the form of either withdrawals or annuity payments) for retirement savings or other long-term investment purposes. The Contract has various features and benefits that may be appropriate for you based on your financial situation and objectives, including a death benefit feature which can be used to transfer assets to your Beneficiaries. Because of the contingent deferred sales charge (which may be in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: The accumulation phase and the annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your purchase payments and Contract Value in: (1) the Eligible Funds available under the Contract, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) if available, the Fixed Account option, which offers a guaranteed interest rate.
A list of Eligible Funds in which you can invest is provided in Appendix A.
The annuity phase occurs when you or a designated payee begin receiving regular annuity payments from your Contract. The death benefit terminates without value at the start of the annuity phase. In addition, once the annuity phase begins, you generally may no longer take withdrawals from the Contract. Depending on the annuity payment option you elect, any remaining guarantee may be paid to your beneficiary (or beneficiaries).
Contract Features. The following is a brief description of the Contract’s primary features.
Accessing your Money. Before you annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a contingent deferred sales charge and/or income taxes, including a tax penalty if you are younger than age 59  1∕2.
Tax Treatment. You can transfer money among investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary(ies) if you die during the accumulation phase.
Additional Services.
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Dollar Cost Averaging Programs. These programs allow you to systematically transfer a set amount each month among the available investment options. The programs are standard dollar cost averaging and enhanced dollar cost averaging.
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Asset Rebalancing. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
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Systematic Withdrawals. This program allows you to receive regular automatic withdrawals from your Contract, provided that each payment must amount to at least $100.
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Loans for Certain Tax Benefited Retirement Plans. Contract loans may be available to participants or trustees under certain tax qualified retirement plans.

FEE TABLE AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Transaction Expenses
Contingent Deferred Sales Charge (CDSC or Withdrawal Charge)(1), (2) (as a percentage of each purchase payment)	7%

Transfer Fee(3)	$0
(1)
The contingent deferred sales charge may also apply if you annuitize under a period certain option for a specified period of less than 15 years. The contingent deferred sales charge is a declining percentage of each purchase payment, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)
The contingent deferred sales charge may differ for exchanged Contracts. See “APPENDIX D – Exchanged Contracts” for more information.
(3)
Currently, we do not charge this fee. We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Eligible Fund fees and expenses.

Annual Contract Expenses
Administrative Expenses(1)	$30
Base Contract Expenses(2) (as a percentage of average daily net assets in the sub-accounts)	1.40%
Loan Interest(3)(annual interest rate on outstanding loan amounts)	6.5%
(1)
We call this fee the annual “Administration Contract Charge” in your Contract, as well as other places in this prospectus. We deduct the fee from your Contract Value on each Contract anniversary. We will waive the charge if (1) your Contract Value at the end of the year was at least $50,000, or (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. We will deduct it on a pro rata basis at Annuitization or at the time of a full surrender if it is not on a Contract anniversary. The Administration Contract Charge is not imposed after Annuitization. In the section entitled “Important Information You Should Consider About The Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
(2)
This fee is comprised of two charges that we call the “Administration Asset Charge” and “Mortality and Expense Risk Charge” in your Contract, as well as other places in this prospectus. The Administration Asset Charge is equal to 0.10% and will continue to apply after Annuitization. The Mortality and Expense Risk Charge as reflected in this table is equal to 1.30%, and excludes the additional Mortality and Expense Risk Charge of 0.25% on amounts invested in certain subaccounts. Such additional Mortality and Exchange Risk Charges, also referred to as “Platform Charges” in this prospectus, are reflected in Appendix A. The Mortality and Exchange Risk Charge will continue to apply after Annuitization if annuity payments are made on a variable basis. Administration Asset Charges and Mortality and Expense Risk Charges may differ for exchanged Contracts. See “APPENDIX D – Exchanged Contracts” for more information.
(3)
Contract loans may be available to participants or trustees under certain tax qualified retirement plans. Interest charged on an outstanding loan will be 6.5% per year. When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4.5% per year. As such, the net annual interest rate on an outstanding loan is 2.0% per year.
The next table shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable Platform Charges if you choose to invest in certain Eligible Funds. A complete list of Eligible Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Eligible Fund Expenses
	Minimum	Maximum
Total Annual Eligible Fund Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.20%
Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Eligible Fund Expenses.
We have provided two sets of Examples. Both Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. The first Example assumes the most expensive Annual Eligible Fund Expenses. The second Example assumes the least expensive Annual Eligible Fund Expenses.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following:
(1) If you surrender your Contract or Annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a) .......................	$9,630	$13,018	$16,668	$29,021
(b) .......................	$8,810	$10,543	$12,521	$20,641
(2) If you do not surrender your Contract or if you Annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted):
	1 Year	3 Years	5 Years	10 Years
(a) .......................	$2,630	$8,018	$13,668	$29,021
(b) .......................	$1,810	$5,543	$9,521	$20,641
The Examples should not be considered a representation of past or future expenses or annual rates of return of any subaccount. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Eligible Funds.
Subsequent Purchase Payment Risk. There is no guarantee that you will always be able to make additional purchase payments. We may limit the subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract’s Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86 (83 in New York).
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Variable Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59  1∕2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on NELICO and the Variable Account, as well as individual owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknow threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for NELICO. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and death. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent purchase payments, transfers, or withdrawals, based on your individual circumstances.

The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. The Company’s executive offices are located at 125 High Street, Suite 732, Boston, Massachusetts 02110.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and annuity payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. See the prospectuses for the Eligible Funds for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Information regarding each Eligible Fund, including its name, a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus. Each Eligible Fund has issued a prospectus that contains more detailed information about the Eligible Fund.
You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF3. You can also request copies of this information at no cost by calling 1-833-208-3018 or sending an email request to rcg@brighthousefinancial.com.

Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.
Guaranteed Option
You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See “The Fixed Account” for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.
The Contracts
The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code (“the Code”) may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under 408(p) of the Code (“SIMPLE IRAs”), certain plans pursuant to 403(b) of the Code (“TSAs”), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.
Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
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When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
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For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
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For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
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We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
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If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
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We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
In addition, no subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

Ten-Day Right to Review
Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.
Employee Version
The Contract generally does not provide for purchase payment credits (sometimes called “bonus” credits). However, prior to 2011 we made available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility or terms of the employee version.
Allocation of Purchase Payments
You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of purchase payments.)
Contract Value and Accumulation Unit Value
We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.
The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds The Bond Fund of America Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption “Net Investment Factor” in the Statement of Additional Information.
If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See “The Fixed Account.”) If you have a loan under your Contract, the Contract Value also includes the amount of

Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)
Payment on Death Prior to Annuitization
Prior to annuitization, your Contract’s Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
The Contract’s Death Proceeds at any time will be the greater of:
(1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;
(2) the minimum guaranteed death benefit.
During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:
(1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;
(2) the Contract Value on the date of recalculation.
The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.
For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

Example:
Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is
$10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of
5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 – .05($10,700)].

Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.
Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see “Annuity Options”). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant’s lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.
If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. If the Beneficiary does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, and the Beneficiary is eligible for either the Beneficiary Continuation or the Spousal Continuation provision, we will continue the Contract under the applicable provision.
There are similar rules for distributions on the death of the Annuitant under tax qualified plans (including IRAs), but those rules differ in certain material respects. For example, a 10-year payout requirement may apply instead of a five-year payout requirement, and only certain categories of Beneficiaries may be eligible to receive distributions over their life, life expectancy, or any period exceeding 10 years. Likewise, the annuity options that will comply with the tax law may be different for the Qualified Contracts. However, for such Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death (rather than within one year of death). You should consult your tax adviser about the tax rules applicable to your situation. However, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached the age at which required minimum distributions must begin, which may be more or less than five years after the Annuitant’s death. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.
If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.
—Beneficiary Continuation
Since tax law generally requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. In the case of a Qualified Contract, the tax law may require the Death Proceeds to be distributed within 10 years after the applicable death (rather than five years). In cases where federal tax law requires the entire interest in the Contract to be distributed within a specified timeframe (such as 10 years following an applicable death), we may pay such distributions more rapidly. Any distribution options made available must comply with applicable tax law, the provisions of the Contract and our administrative rules. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax Qualified Contracts) in order for the Contract to be continued by any Beneficiary.
If the Beneficiary does not make an election within 90 days after we receive due proof of death, we will continue the Contract under the Beneficiary Continuation provision for a period ending five years after the date of death, subject to the Contract and as permitted by tax law. If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet our published minimum, however, we will pay the Death Proceeds in a single sum unless the Beneficiary elects an annuity payment option within 90 days after we receive due proof of death.
The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary’s death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.
—Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:
(1) to receive the Death Proceeds either in one sum or under a permitted payment option;
(2) to continue the Contract under the Beneficiary Continuation provision; or
(3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).
If the surviving spouse does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, we will automatically continue the Contract under the Spousal Continuation provision if our rules permit, and the surviving spouse will not be able to receive the Death Proceeds at that time. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.
For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.
If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of gender.
Transfer Privilege
—General
Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, “Tax Status of the Contract.”

Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. The transfer fee would compensate us generally for the costs of processing transfers. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)
Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional
Information.
We may be required to suspend the right to transfers in certain circumstances (see “THE CONTRACTS—Suspension of Payments”).
We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.
See “Requests and Elections” for information regarding transfers made by written request, by telephone or by Internet.
We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio

Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.
For example, you can instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Eligible Fund that you have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.

You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in “THE CONTRACTS—Allocation of Purchase Payments.” Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix B for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)
Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.
•
Certain rules and limitations may apply to the purchase payments you can allocate.
•
Amounts in a Guaranteed Account cannot be used as collateral for a loan.
Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.
The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.
If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).
We will also terminate the program when we receive notice of your death.
Contact your agent for more information.
Asset Rebalancing
We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.
For example, assume that you want your initial purchase payment split between two Eligible Funds. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Hypothetically, over the next 2  1∕2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don’t count transfers made under an asset rebalancing program for purposes of the transfer rules described above.
Surrenders
Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:
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any applicable Contingent Deferred Sales Charge;
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a pro rata portion of the Administration Contract Charge (on a full surrender only);
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a premium tax charge (in certain states only); and
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any outstanding loan plus accrued interest (on a full surrender only).
See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” and “Loan Provision for Certain Tax Benefited Retirement Plans” for a description of these charges and when they apply.
Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.
The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant’s death, retirement, or termination of employment in all Texas public institutions of higher education.
Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1∕2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See “Federal Income Tax Considerations.”)
Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See “Federal Income Tax Considerations.”)
How to surrender.
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You must submit a request to our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of requests at our annuity administrative office.)

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You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
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You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).
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We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner’s death; provided, however, that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See “Suspension of Payments.”) We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in “Contingent Deferred Sales Charge” (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.
Systematic Withdrawals
Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month and we will send it to you either by mail or directly into a bank account on file. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See “Contingent Deferred Sales Charge.”)

If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.
If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.
You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.
The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.
Loan Provision for Certain Tax Benefited Retirement Plans
Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.
We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.
When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1∕ 2% per year. We will credit this earned interest to your Contract’s sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.
Under current rules, interest charged on the loan will be 6 1∕2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account’s investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.
You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.
Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to “FEDERAL INCOME TAX CONSIDERATIONS”—Taxation of Qualified Contracts” in this prospectus.
If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.
Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.
We will provide further information regarding loans upon request.
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.
These rights include the right to:
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change the Beneficiary (see also, “Abandoned Property Requirements” below)
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assign the Contract (subject to limitations)
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change the payment option
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exercise all other rights, benefits, options and privileges allowed by the Contract or us.
For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.
Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under “Federal Income Tax Considerations” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.
If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract), the date the death benefit is due and payable, or such other date as required by state law. Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see “Requests and Elections” below).
Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Direct your requests and elections under your Contract, and inquiries about your Contract, to us to the Annuity Administrative Office provided below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
For loan repayments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70248, Philadelphia, PA 19176-0248.
For purchase payments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70247, Philadelphia, PA 19176-0247.
Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
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By Telephone (833) 208-3018, between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
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Through your financial representative
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In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 4261, Clinton, IA 52733-4261
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By fax (877) 319-2495 or
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For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.
For Contracts currently receiving annuity payments, servicing requests and communications may be made:
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By Telephone (888) 243-1932
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By fax (877) 245-2964

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In writing for claims related communications to New England Life Insurance Company, Attn: Pano 2, P.O. Box 305074, Nashville, TN 37230-5074 or
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In writing for all other servicing requests and communications for Contracts currently receiving annuity payments to New England Life Insurance Company, Attn: Pano 2, P.O. Box 305073, Nashville, TN 37230-5073
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.
A recording of daily unit values is available by calling (833) 208-3018.
We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
Confirming Transactions
We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

Administration Charges, Contingent
Deferred Sales Charge and Other Deductions
We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:
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Administration Contract Charge
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Administration Asset Charge
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Mortality and Expense Risk Charge
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Contingent Deferred Sales Charge
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Premium Tax Charge and Other Expenses
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see “Annual Eligible Fund Operating Expenses.”
Administration Contract Charge
The annual Administration Contract Charge (referred to as “Administrative Expenses” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) generally compensates us for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.
We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)
Administration Asset Charge
The Administration Asset Charge (referred to as a “Base Contract Expense” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge (referred to as a “Base Contract Expense” in “FEE TABLE AND EXAMPLES – Annual Contract Expenses”) from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. The additional Mortality and Expense Risk Charge of 0.25%, also referred to as a

“Platform Charge” in this prospectus, for selecting the American Funds The Bond Fund of America Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account or American Funds Global Small Capitalization Sub-Account for investment is reflected in Appendix A.
We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See “Annuity Payments.”)
If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.
We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.08% for the Subaccount investing in Brighthouse/Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio (Class B).
Contingent Deferred Sales Charge (or Withdrawal Charge)
We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events (“CDSC events”). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.
When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, you may choose to have the Contingent Deferred Sales Charge deducted from the Contract Value remaining after deduction of the amount you requested, or from the amount withdrawn. If you choose to have the charge deducted from the amount withdrawn, you would receive less than the dollar amount you requested. If you choose to have the charge deducted from the remaining Contract Value, you would receive the full dollar amount you requested, however, this may result in a higher Contingent Deferred Sales Charge because the charge would be based on a larger total dollar amount withdrawn from your Contract Value. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.
The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

Example:	Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1	$12,500	$14,000	$4,000	$1,250	$4,000
Situation 2	$11,000	$10,000	$0	$1,100	$1,100
We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a “first-in, first-out” basis. That is, we will withdraw your purchase payments in the order you made them.

Example:
Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
$10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1: $7,000 partial surrender on 12/1/ 12	$22,000	$25,000	$5,000	$2,200	$5,000

The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining
$2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent
Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 2: $25,000 surrender on 1/1/14	$30,000	$33,000	$13,000	$3,000	$13,000

The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining
$12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 +
4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred
Sales Charge (assuming no further purchase payments were made) would be $8,000.

Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.
Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:
•
After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under “Annuity Options”), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix C.)
•
If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.
•
On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state. For example, assume you purchased the Contract and you become terminally ill and then request to take a withdrawal that would have normally been subject to a 7% contingent deferred sales charge. In that instance, if you satisfy the conditions of the waiver, we would not impose that contingent deferred sales charge that would have otherwise applied to that withdrawal.
•
If under the Spousal Continuation provision the Contract’s Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.
•
On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Income Tax Considerations—Taxation of Qualified Contracts.”)
We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.
Premium and Other Tax Charge
Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Deductions for state premium tax charges currently range from  1∕2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts.
We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
Eligible Fund Expenses
Charges deducted from and expenses paid out of the assets of the Eligible Funds are described in the prospectuses for the Eligible Funds. These deductions and expenses are not charges under the terms of the Contract, but are represented in the share values of each Eligible Fund.
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable, subject to the requirements of the Internal Revenue Code. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
The amount of any annuity payment will depend on the amount applied to purchase the annuity and the applicable rates. If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2∕3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. This option may not be suitable for Qualifed Contracts. You should consult your tax adviser. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2∕3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects.  For example, if you die after annuity payments have already begun under a Non-Qualified Contract, any remaining annuity payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•
The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1∕2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•
The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1∕2.
•
The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, an endorsement attached to your Contract, and federal tax law which, among other things, may (1) restrict payment to the life expectancy of the payee, (2) limit the categories of beneficiaries who can be joint annuitants or payees under a joint and survivor option, (3) limit the choice of percentage reduction in payments under a joint and survivor option, and (4) limit the duration of any period certain (including a period certain combined with a life or joint and survivor option). In addition, these federal tax rules may also limit the use in Qualified contracts of annuity payment options that contain a commutation feature. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.
We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month among the Eligible Funds and the Fixed Account, if available	Standard	No Charge	N/A	•Available only during the accumulation phase •We currently restrict the amount of Contract Value you may transfer from the Fixed Account
Enhanced Dollar Cost Averaging (EDCA) Program	Allows you to systematically transfer amounts from the Guaranteed Account in the general account to any available Eligible Funds you select during a six or twelve month duration	Standard	No Charge	N/A
•Available only during the
accumulation phase
•Transfers only available from
the Guaranteed Account
•Generally only available for
new purchase payments or
portions thereof
•Amounts in Guaranteed
Account cannot be used as
collateral for a Contract loan

Asset Rebalancing	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge	N/A	•Available only during the accumulation phase •The Fixed Account is not available for asset rebalancing
Systematic Withdrawals	Allows you to set up an automatic withdrawals from your Contract on a monthly basis	Standard	No Charge	N/A	•Each payment must be at least $100 •Automatic withdrawals of only investment gain not available with Contract loans
Terminal Illness / Nursing Home Confinement / Permanent Disability Waiver	Allows you to withdraw Contract Value without a contingent deferred sales charge	Standard	No Charge	N/A	•Only available if not over age 65 on Contract issue date •Must meet conditions of the waiver •Nursing home confinement must be for at least 90 days

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Standard Death Benefit	Pays a death benefit at least equal to the greater of the Contract Value or the minimum guaranteed death benefit	Standard	No Charge	N/A
•Withdrawals may
proportionately reduce the
benefit, and such reductions
could be significant
•No potential semi-annual
increases to minimum
guaranteed death benefit
after age 76 (or age 71 of the
oldest joint owner)
•Loans reduce the benefit,
perhaps significantly

Loans for Certain Tax Benefited Retirement Plans	Allows for a loan to be taken under the Contract against Contract Value	Standard	6.5% gross annual interest rate on outstanding loan amounts	2.0% net annual interest rate on outstanding loan amounts
•May be available only to
participants under tax-exempt
organizations pursuant to
Section 403(b) of the Internal
Revenue Code not subject to
ERISA and to trustees of
tax-qualified retirement plans
•May not be available in all
states
•May not be available in all
states
•Portion of Contract Value
equal to outstanding loan
amounts is held as collateral
in our general account and
earns interest
•Most loans must be repaid
within 5 years in equal
monthly installments
•Loans reduce Contract Value
and the death benefit,
perhaps significantly
•May not be able to take
partial surrenders if you have
an outstanding loan

Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1. Plans qualified under Section 401(a) or 403(a) of the Code (“Qualified Plans”);
2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Introduction
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1∕2, a federal tax penalty may apply.
Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1∕2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59 1∕2;
•
made on or after the death of an Owner;
•
attributable to the taxpayer’s disability;
•
made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•
under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The 10% additional tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payments before age 59 1∕2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1∕2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1∕2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
1. the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2. the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Penalty Tax on Certain Withdrawals. A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1∕2, unless an exception applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan. Exceptions to the early distribution penalty for Qualified Contracts include withdrawals or distributions made:
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on account of the taxpayer’s death or disability;
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as part of a series of substantially equal periodic payments payable for the life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary and (in the case of certain employer-sponsored qualified plans) the taxpayer is separated from employment;
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on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
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pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
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to pay IRS levies (and made after December 31, 1999);
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to pay deductible medical expenses; or
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in the case of IRAs only, to pay for medical insurance (if the taxpayer is unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. Other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute an “early” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies. If you receive systematic withdrawals or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payments before age 59 1∕2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract. You should consult with your tax adviser.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2023, $6,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. Contribution limits are subject to cost-of-living adjustments in future years. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1∕2 unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the original form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.

SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $15,500 for 2023. Additional “catch-up contributions” may be made by individuals age 50 or over. Contribution limits are subject to cost-of-living adjustments in future years. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1∕2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. You may contribute to a Roth IRA if your modified adjusted gross income does not exceed certain limits. If your contributions exceed limits permitted under the tax law, you may be subject to a tax penalty. Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA, and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code generally may allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1∕2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Additional details and other special rules or exceptions may apply under the Code and your 403(b) plan. You should consult with your tax adviser before making a withdrawal from your Contract.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits. For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained the Applicable Age (as defined in the chart below), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Applicable Age for Required Minimum Distributions (RMD). As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” Is..
Were born on or before June 30, 1949	70 1/2

If you…	Your “Applicable Age” Is..
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73*
Attain age 74 on or after January 1, 2033	75*
*If you were born in 1959, you should consult your tax adviser regarding your “Applicable Age,” because it is not clear under the SECURE 2.0 Act Whether your Applicable Age is age 73 or age 75
Required Minimum Distributions (“RMDs”) During the Owner’s Life. Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of an up to 25% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach the Applicable Age, or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain the Applicable Age, even if you have not retired, taking your first distribution no later than April 1 of the year after you reach the Applicable Age.
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining the Applicable Age.
A tax penalty of up to 25% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the up to 25% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding. Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
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The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1∕2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
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The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1∕2.
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The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations. As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distributions (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “early” distributions which may also provide for the ability to recontribute such early distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
REPLACEMENT OF Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
The Fixed Account
The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our general account consists of all assets owned by us other than those in the Variable Account and the Company’s other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of

Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.
Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.
Contract Value and Fixed Account Transactions
A Contract’s total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company’s general account (but outside the Fixed Account) which is the result of a Contract loan.
Amounts you surrender from the Fixed Account will be on a “first-in, first-out” basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a “last-in, first-out” basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).
Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
For more information on the Fixed Account please refer to the Statement of Additional Information.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.

Financial Statements
Our financial statements and the financial statements of the Variable Account have been included in the Statement of Additional Information.

APPENDIX A
Eligible Funds Available Under the Contract
The following is a list of Eligible Funds under the Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds , which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF3. You can also request this information at no cost by calling 1-833-208-3018 or sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges (also referred to as an additional Mortality and Expense Risk Charge in your Contract). Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.91%	0.25%	1.16%	-29.55%	2.79%	6.84%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	0.25%	0.84%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	-16.50%	7.83%	11.54%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.46%	0.25%	0.71%	-12.58%	0.76%	1.36%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	None	0.96%	-16.76%	4.29%	6.85%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	None	0.99%	-18.52%	5.17%	8.43%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.93%	None	0.93%	-14.63%	3.48%	5.54%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.98%	None	0.98%	-20.15%	5.16%	8.67%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	None	0.72%	-4.74%	0.50%	0.85%
Seeks long-term capital appreciation.	Brighthouse/ Wellington Large Cap Research Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	None	0.79%	-19.21%	8.55%	12.18%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.89%	None	0.89%	-24.99%	1.77%	3.50%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	None	0.87%	-15.93%	-1.85%	4.25%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-31.84%	2.79%	7.78%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	None	1.06%	-35.15%	4.23%	9.83%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	None	1.03%	-23.30%	3.95%	6.73%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	None	0.57%	-27.86%	5.54%	10.34%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	None	0.89%	-17.57%	2.81%	4.75%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	None	0.90%	-62.52%	5.49%	8.36%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.02%	None	1.02%	-11.88%	1.83%	0.73%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.74%	None	0.74%	-14.56%	-0.22%	0.81%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	None	0.79%	-15.38%	3.33%	5.40%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.82%	None	0.82%	-15.87%	4.13%	6.64%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	None	0.95%	-22.53%	7.19%	11.91%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	None	0.84%	-2.70%	9.85%	10.16%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	None	0.73%	-28.60%	-0.23%	4.45%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	None	0.38%	-14.15%	0.32%	1.55%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	None	0.63%	-37.61%	7.68%	11.66%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	None	0.36%	1.44%	1.12%	0.68%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.88%	None	0.88%	-12.69%	1.53%	2.71%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.87%	None	0.87%	-13.84%	2.58%	4.38%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.90%	None	0.90%	-15.33%	3.69%	6.07%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	None	0.93%	-17.97%	4.52%	7.53%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.76%	None	0.76%	-12.62%	4.82%	8.29%
Seeks long-term capital appreciation with some current income.	Brighthouse/ Wellington Balanced Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	None	0.77%	-17.31%	5.41%	8.03%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/ Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	None	0.61%	-5.08%	11.45%	12.78%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	None	0.95%	-28.33%	6.13%	10.30%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	None	0.54%	-38.87%	8.40%	13.05%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	None	0.88%	-15.06%	5.32%	9.89%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	None	1.11%	-23.10%	7.49%	11.34%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	None	0.52%	-13.31%	-0.44%	0.57%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	None	0.54%	-13.44%	6.19%	10.24%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	None	0.63%	-14.64%	1.16%	4.13%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	None	0.56%	-20.44%	3.84%	8.73%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	None	0.51%	-18.51%	8.88%	12.00%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-9.77%	5.03%	7.23%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	None	0.56%	-5.98%	7.51%	11.28%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	None	0.80%	-19.15%	7.70%	10.74%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Platform Charge§	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2022)
					1 Year	5 Year	10 Year
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	None	0.82%	-40.67%	4.65%	11.00%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	None	0.75%	-22.34%	5.84%	11.07%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.55%	None	0.55%	-16.66%	0.18%	2.19%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.80%	None	0.80%	-16.93%	-0.07%	1.94%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.49%	None	0.49%	-9.01%	0.19%	0.68%
§
We reserve the right to impose a Platform Charge on any Fund option that we add in the future, not to exceed an annual rate of 0.25%.

#
Certain Eligible Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.
‡
This Eligible Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

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APPENDIX B
Consumer Tips
Dollar Cost Averaging
Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.
Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.
If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.
Diversification
Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.
B-1

Miscellaneous
Toll-free telephone service:	—	Fund transfers and changes of future purchase payment allocations can be made by calling (883) 208-3018.

Written Communications:	—
All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:

New England Life Insurance Company c/o Annuity Administrative Office P.O. Box 4261 Clinton, IA 52733-4261 Fax: (877) 319-2495
	—	For Contracts currently receiving annuity payments, general service communications and inquiries should be directed to:
New England Life Insurance Company Attn: Pano 2 P.O. Box 305073 Nashville, TN 37230-5073 phone: (888) 243-1932 fax: (877) 245-2964
	—	For Contracts currently receiving annuity payments, claims related communications should be directed to:
New England Life Insurance Company Attn: Pano 2 P.O. Box 305074 Nashville, TN 37230-5073 phone: (888) 243-1932 fax: (877) 245-2964

Internet Communications	—	Fund transfers and future allocations can be made at www.brighthousefinancial.com
B-2

APPENDIX C
Contingent Deferred Sales Charge
The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section “Contingent Deferred Sales Charge,” no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.
As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).
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APPENDIX D
Exchanged Contracts
Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a “new contract”), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We are the issuer of the American Growth Series Contract. MetLife was the issuer of the old contracts. We are not affiliated with MetLife. MetLife does not guarantee our obligations.
The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see “Payment on Death Prior to Annuitization,” “Systematic Withdrawals,” and “Investments of the Variable Account.” In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see “The Fixed Account.” If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see “Waiver of the Contingent Deferred Sales Charge” under “Contingent Deferred Sales Charge.” This benefit may not be available in all states.
If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)
If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.
D-1

Charges under Contracts Purchased by Exchanging a Fund I, Preference or Zenith Accumulator Contract
	CDSC	Asset-Based (Mortality & Expense and Admin. Asset Charge)	Administration Contract Charge	Other
American Growth Series (AGS)	7% of purchase payments; declining to 0% after 7 years	1.40% (1.65% for certain Sub-accounts)	$30 (or 2% of total Contract Value if less) —waiver may apply	premium tax charge on purchase payments in South Dakota is paid by us and recovered later
Fund I	—none on exchange —subsequent purchase payments will have AGS’s CDSC	.95%	3% of first $46 2% of excess (amounts will be lower for single purchase payment contracts)	premium tax charge taken from purchase payments in South Dakota —Sales Charge —maximum 6%
Preference	—none on exchange —subsequent purchase payments will have AGS’s CDSC	1.25% (mortality and expense only; no Administration Asset Charge)	$30 —no waiver	premium tax charge taken from purchase payments in South Dakota
Zenith Accumulator	—none on exchange —will apply on subsequent withdrawal from AGS using the time table for Zenith Accumulator —10 year, 6.5% (of Contract Value) declining CDSC if you have a Zenith Accumulator Contract —subsequent purchase payments will have AGS’s CDSC	1.35% (1.60% for certain Sub-accounts)	$30	premium tax charge taken from purchase payments in South Dakota
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The Statement of Additional Information (“SAI”) dated May 1, 2023 includes additional information about the Variable Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract, and to make other investor inquiries, call us at 1-833-208-3018.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000013334

New England Variable Annuity Separate Account
American Growth Series and
American Growth Series-I
Individual Variable Annuity Contracts
Issued by New England Life Insurance Company
STATEMENT OF ADDITIONAL INFORMATION
(PART B)
May 1, 2023
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectuses dated May 1, 2023. A copy of these Individual Variable Annuity Contract Prospectuses may be obtained by writing to New England Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, or by calling 1-833-208-3018, by visiting http://dfinview.com/BHF/TAHD/BHF3 for American Growth Series and http://dfinview.com/BHF/TAHD/BHF2 for American Growth Series-1 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov/. For all Contracts currently receiving annuity payments, requests should be directed to: New England Life Insurance Company, Attn: Pano 2, P.O. Box 305073, Nashville, TN 37230-5073, phone: 1-888-243-1932.
The SAI contains information in addition to the information described in the Prospectuses for the Individual Variable Annuity Contracts (the "Contract") offered by New England Life Insurance Company ("we”, "our", or the "Company"). The Prospectuses concisely set forth information that a prospective investor ought to know before investing.
This Statement of Additional Information is dated May 1, 2023.
Book 402-401 SAI
1

2

The Company and the Variable Account
The New England Variable Annuity Separate Account (the “Variable Account”) is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.
New England Life Insurance Company (the “Company” or “NELICO”) was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all 50 states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company is currently an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. The Company was an indirect, wholly-owned subsidiary of MetLife, Inc. until August 4, 2017, when BHF became an independent, publicly-traded company following the completion of a separation transaction. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 125 High Street, Suite 732, Boston, MA 02110.
Termination of Net Worth Maintenance Agreement with Metropolitan Life Insurance Company. On or about December 1, 2016, Metropolitan Life Insurance Company (“MLIC”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
Services Relating to the Variable Account and the Contracts
The Company maintains certain books and records of the Variable Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by NELICO. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $2,380,491, for the period January 1, 2021 through December 31, 2021 was $2,242,025 and for the period January 1, 2022 through December 31, 2022 was $2,244,448.
CUSTODIAN
The Company, 125 High Street, Suite 732, Boston, MA 02110, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.
Distribution of the Contracts
Currently the Contracts are not available for new sales.
Brighthouse Securities, LLC (“Distributor”) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:
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Fiscal year	Aggregate Amount of Commissions Paid to Distributor*	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2022	$3,339,571	$0
2021	$4,293,356	$0
2020	$4,800,249	$0
2019	$4,129,497	$0

*
Includes sales compensation paid to registered persons of Distributor.
Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.
Calculation of Performance Data
AVERAGE ANNUAL TOTAL RETURN
We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series.
This information does not indicate or represent future performance. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.
We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.
The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.
Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average
4

per unit Administration Contract Charge factor for that partial year. This information does not indicate or represent future performance.
Net Investment Factor
The Company determines the net investment factor (“Net Investment Factor”) any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:
(1)
The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;
(2)
Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.
(3)
This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.
(4)
Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.
Annuity Payments
At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.
When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.
The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.
The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is
5

determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.
Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.
The number of annuity units credited under a variable payment option is determined as follows:
(1)
The Contract proceeds are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)
(2)
The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.
The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.
The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See “Net Investment Factor” above.)
The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.
Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
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We may also provide hypothetical illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. These hypothetical illustrations are based on a uniform annual rate of return. In comparison, we may also use historical illustrations that are based on historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.
The Fixed Account
Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company’s general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company’s general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.
The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.
Unless you request otherwise, we will allocate loan repayment amounts to the Fixed Account and the subaccounts of the Variable Account according to the allocation instructions we have on file from you. The rate of interest for each loan repayment applied to the Fixed Account will be the interest rate set by us in advance for that date. [If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.]
We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.
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Tax Status of the Contracts
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. Section 817 of the Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.
Required Distributions.  In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of New England Variable Annuity Separate Account, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Independent AUDITOR
The statutory-basis financial statements of New England Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
8

Legal Matters
The SEC requires the Eligible Funds’ Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.
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Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-08828, filed by the Separate Account with the SEC on April 18, 2023.
The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
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Part C – OTHER INFORMATION
ITEM 27. Exhibits
(a)
Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (Nos. 033-85442/811-08828) as electronically filed on May 1, 1998.
(b)
None.
(c)(i)
Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on May 1, 1998.
(ii)
Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 033- 85442/811-08828) as electronically filed on May 1, 1998.
(iii)
Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033-64879) as electronically filed on December 11, 1995.
(iv)
Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 30, 1997.
(v)
Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 26, 2006.
(vi)
Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 22, 2014.
(vii)
Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828 ) as electronically filed on April 22, 2014.
(viii)
Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 27, 2017.
(ix)
Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 26, 2018.
(ix)
Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 26, 2018.
(x)
Form of Brighthouse Securities, LLC Sales Agreement (7-19 NY). (Filed herewith.)
(d)(i)
Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on May 1, 1998.

(ii)
Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on May 1, 1998.
(iii)
Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File Nos . 033-85442/811-08828) as electronically filed on June 30, 1998.
(iv)
Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 033- 85442/811-08828) as electronically filed on January 21, 1999.
(v)
Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 28, 1999.
(vi)
Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 27, 2000.
(vii)
Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on January 19, 2001.
(viii)
Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File Nos. 033- 85442/811-08828) as electronically filed on February 28, 2001.
(ix)
Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File Nos. 333- 51676/811-8828) as electronically filed on April 25, 2003.
(x)
Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 29, 2004.
(xi)
Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 22, 2010.
(xii)
Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 22, 2011.
(e)(i)
Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) as electronically filed on December 11, 1995.
(ii)
Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on January 21, 1999.
(iii)
Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 27, 2000.

(iv)
Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 25, 2003.
(f)(i)
Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 30, 1997.
(ii)
Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on May 1, 1998.
(iii)
Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 28, 1999.
(iv)
Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 27, 2001.
(v)
Amended and Restated By-Laws of Depositor (effective July 11, 2019) are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 25, 2022.
(g)(a)
Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No., effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 25, 2003.
(h)(i)
Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on January 19, 2001.
(ii)
Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on January 19, 2001.
(iii)(a)
Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 as electronically filed on November 19, 2001.
(b)
First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File Nos. 033- 85442/811-08828) as electronically filed on April 21, 2009.
(iv)(a)
Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos . 333-51676/811-08828) as electronically filed on May 15, 2001.

(b)
Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828 ) as electronically filed on April 22, 2011.
(c)
Amendment No. 4 to Fund Participation Agreement among American Funds Insurance Series, American Funds Distributors, Inc., Capital Research and Management Company and New England Life Insurance Company (effective August 17, 2021) are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 25, 2022.
(v)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on October 20, 2005.
(vi)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 20, 2007.
(vii)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File Nos. 033-85442/811- 08828) as electronically filed on April 22, 2008.
(viii)(a)
Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 27, 2017.
(viii)(b)
Amendment to Participation Agreement among New England Life Insurance Company, Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, and Brighthouse Securities, LLC (effective January 1, 2021) is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 25, 2022.
(ix)(a)
Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676/811-08828) as electronically filed on April 27, 2017.
(ix)(b)
Amendment to Participation Agreement among New England Life Insurance Company, Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (effective January 1, 2021) is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) as electronically filed on April 25, 2022.
(i)
None
(j)
None
(k)
Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File Nos. 033- 85442/811-08828) as electronically filed on April 29, 2004.
(l)(i)
Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith).
(ii)
Consent of Independent Auditor (Deloitte & Touche LLP). (Filed herewith.)

(m)
None
(n)
None
(o)
None
(p)
Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (Nos. 033- 85442/811-08828) as electronically filed on June 30, 1998.
(q)
Powers of Attorney for Tara Figard, Lindsey M. Cox, Rachel M. D’Anna, Meghan Doscher, Lynn A. Dumais, Gianna H. Figaro-Sterling, Jeffrey P. Halperin, Donald A. Leintz and Kristine Toscano. (Filed herewith.)
Item 28. Directors and Officers of the Depositor
Name and Principal Business Office	Positions and Offices with Depositor

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director

Lindsey M. Cox 11225 North Community House Road Charlotte, NC 28277	Director

Rachel M. D’Anna 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Director and Vice President

Meghan S. Doscher 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Lynn A. Dumais 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jeffrey P. Halperin 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Compliance Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Michele Abate 125 High Street, Suite 732 Boston, MA 02110	Vice President and Assistant Secretary

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

David Chamberlin 12802 Tampa Oaks Boulevard, Suite 447 Temple Terrace, FL 33637	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

David Dooley 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna H. Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Tyler Gates 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Investment Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

James Hoffman 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Allie Lin 11225 North Community House Road Charlotte, NC 28277	Vice President

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Tiffanie Moore 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Alan Otis 125 High Street, Suite 732 Boston, MA 02110	Vice President

James Painter 11225 North Community House Road Charlotte, NC 28277	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Phillip Pfotenhauer 12802 Tampa Oaks Boulevard, Suite 447 Temple Terrace, FL 33637	Vice President

David A. Rosenbaum 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin 125 High Street, Suite 732 Boston, MA 02110	Vice President

Gregor Speakman 11225 North Community House Road Charlotte, NC 28277	Vice President

Marcy Thailer 11225 North Community House Road Charlotte, NC 28277	Vice President – Dividend Actuary

Kristine Toscano 11225 North Community House Road Charlotte, NC 28277	Vice President

Julienne Warr 11225 North Community House Road Charlotte, NC 28277	Vice President

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registrant
The Registrant is a separate account of New England Life Insurance Company (“NELICO” or the “Company”) under Massachusetts Insurance law. NELICO is an indirect subsidiary of Brighthouse Financial, Inc. a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2022
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2022.
The entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of such other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent companies. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following the name of such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 is included in the consolidated financial statements of Brighthouse Life Insurance Company. Both Brighthouse Financial, Inc. and Brighthouse Life Insurance Company file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
			(i.)	BLICNY Property Ventures, LLC (DE)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company, LLC (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
		m.		BLIC Property Ventures, LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)

Item 30. Indemnification
Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)Brighthouse Securities, LLC serves as principal underwriter for New England Variable Life Separate Account. The investment companies for which Brighthouse Securities, LLC acts as principal underwriter are:
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)The directors and officers of the Registrant's principal underwriter, Brighthouse Securities, LLC, and their addresses are as follows:
Name and Principal Business Office	Positions and Offices with Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Amy Cusson 11225 North Community House Road Charlotte, NC 28277	Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Manager

Kevin Macilvane, Jr. 11225 North Community House Road Charlotte, NC 28277	Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer, and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)
Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Brighthouse Securities, LLC	$3,339,571	$0	$0	$0
Item 32. Location of Accounts and Records
Omitted.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representations
New England Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.
The Company hereby represents:
(a)
to offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and
(b)
to comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 20th day of April, 2023.
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)
By:	NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 20, 2023.
/s/ Tara Figard* Tara Figard	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Lindsey M. Cox* Lindsey M. Cox	Director

/s/ Rachel M. D’Anna* Rachel M. D’Anna	Director

/s/ Meghan Doscher* Meghan Doscher	Director

/s/ Lynn A. Dumais* Lynn A. Dumais	Director

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Chief Financial Officer

/s/ Jeffrey P. Halperin* Jeffrey P. Halperin	Director

/s/ Donald A. Leintz* Donald A. Leintz	Director

/s/ Kristine Toscano* Kristine Toscano	Vice President (principal accounting officer)

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 20, 2023
* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Index to Exhibits
(c)(x)
Form of Brighthouse Securities, LLC Sales Agreement
(l)(i)
Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(l)(ii)
Consent of Independent Auditor (Deloitte & Touche LLP)
(q)
Powers of Attorney